Shareholders' Equity	12 Months Ended
Dec. 31, 2013
Shareholders' Equity
Shareholders' Equity

16. Shareholders' Equity

        Common Stock.    In connection with the Reorganization (Note 1), Series A, B, C and D common stock were established with each series representing individual equity ownership interests of our largest secured creditors at that time. All other existing shareholders at that time received nonseries common stock. During May 2012, we offered the holders of our Series A, B, C and D and nonseries common stock the right to purchase their respective pro rata share of 7,923,069 shares of our newly issued Series E common stock (the "Equity Offering"). The Equity Offering was consummated on June 8, 2012 and we ultimately received net proceeds of $48.3 million. The combined net proceeds from the Equity Offering and the issuance of the 2017 Notes were used to prepay the entire outstanding principal of the Subordinated Term Loan (Note 12).

        On July 22, 2013, the Company filed with the Secretary of State of the state of Delaware an amendment to its then existing amended and restated certificate of incorporation to, among other things, effectuate (i) a 10.3 for 1 stock split of its common stock and (ii) an increase of its authorized capital stock to 150,000,000 shares of common stock. Additionally, on July 24, 2013, the Company filed with the Secretary of State of the state of Delaware a new amended and restated certificate of incorporation, which, among other things, converted all of its Series A, B, C, D and E common stock into a single class of common stock. Except for the table immediately following this paragraph, all share and per share amounts of the Company's common stock have been retroactively adjusted in the accompanying consolidated financial statements and notes to reflect the common stock split, the new authorized share amounts and the conversion of our Series A, B, C, D and E common stock into a single class of common stock. A summary our pre-split shares of common stock is set forth in the table below.

Pre-Split Common Stock as of December 31, 2012
Series	Authorized	Issued	Treasury	Outstanding
A	181,612	181,612	—	181,612
B	—	—	—	—
C	66,185	66,185	—	66,185
D	143,108	143,108	—	143,108
E	769,230	769,230	—	769,230

	1,160,135	1,160,135	—	1,160,135
Nonseries	819,865	594,446	2,625	591,821

Totals	1,980,000	1,754,581	2,625	1,751,956

        The holders of series and nonseries common stock had equal rights with respect to dividends and liquidation. Each of the Series A through E common stock had the right to nominate and elect one member to our Board of Directors; the holders of nonseries common stock did not have such rights.

        During July 2013, the Company completed its Initial Public Offering and issued 6,819,091 shares of common stock (Note 1).

        Preferred Stock.    In connection with the Reorganization (Note 1), shares of Series A and Series B preferred stock were issued to certain creditors. With respect to such preferred stock, we (i) exchanged 903,825 shares of our common stock (valued at $19.0 million) for 10,000 outstanding shares of our Series A preferred stock during July 2013 and (ii) paid $0.7 million in cash to purchase the one outstanding share of our Series B preferred stock during April 2013. All such shares of preferred stock, which were carried at a nominal value on the accompanying consolidated balance sheets, have been cancelled and retired. In accordance with ASC 260, Earnings Per Share, paragraph 10-S99-2, any difference between the consideration transferred to our preferred stock shareholders and the corresponding book value has been characterized as a preferred stock dividend in the accompanying consolidated statements of operations and deducted from net income to arrive at net income (loss) attributable to common shareholders of WCI Communities, Inc. for purposes of calculating earnings (loss) per share. The preferred stock dividend related to the retirement of our Series A preferred stock did not have an impact on our total equity because the liquidating dividend reduced additional paid-in capital by the same amount as the common stock issued in exchange for the Series A preferred stock.

        The preferred stock had no liquidation preferences and was neither redeemable by the holder or the Company nor convertible into shares of our series or nonseries common stock. The rights of the Series A preferred shareholders included, among other things, the right to receive shares of our common stock in the form of a stock dividend each time we achieved a predetermined level of prepetition lender recovery. Additionally, the Series A preferred shareholders had the right to nominate and elect one additional member to our Board of Directors if certain conditions were met.